Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of Stock Options Activity
The following table summarizes stock option activity for the year ended December 31, 2016.

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at January 1, 2016	20,371	$9.33
Granted	159,830	$10.39
Exercised	(20,371)	$9.33
Expired/terminated	(2,970)	$10.39
Outstanding at December 31, 2016:	156,860	$10.39	9.8	$1,531,000
Exercisable at December 31, 2016:	—	$—	0.0	$—